Nuveen Equity Long/Short Fund
Portfolio of Investments    November 30, 2019
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 140.1%
	COMMON STOCKS – 140.1%
	Aerospace & Defense – 0.8%
7,500	Northrop Grumman Corp	$2,638,275
	Air Freight & Logistics – 1.1%
42,000	XPO Logistics Inc, (2)	3,472,980
	Airlines – 2.2%
63,000	Southwest Airlines Co	3,631,320
36,000	United Airlines Holdings Inc, (2)	3,340,800
	Total Airlines	6,972,120
	Automobiles – 0.5%
42,000	General Motors Co	1,512,000
	Banks – 3.9%
167,000	Bank of America Corp	5,564,440
64,000	Citigroup Inc	4,807,680
13,000	JPMorgan Chase & Co	1,712,880
	Total Banks	12,085,000
	Biotechnology – 7.6%
52,500	AbbVie Inc	4,605,825
19,500	Amgen Inc	4,577,040
13,500	Biogen Inc, (2)	4,047,435
162,000	Exelixis Inc, (2)	2,694,060
62,000	Gilead Sciences Inc	4,168,880
40,000	Incyte Corp, (2)	3,766,400
	Total Biotechnology	23,859,640
	Building Products – 3.4%
56,000	Fortune Brands Home & Security Inc	3,542,560
77,500	Masco Corp	3,607,625
52,000	Owens Corning	3,487,120
	Total Building Products	10,637,305
	Capital Markets – 3.3%
88,000	Legg Mason Inc	3,439,040
38,300	LPL Financial Holdings Inc	3,537,005
13,000	MSCI Inc	3,369,470
	Total Capital Markets	10,345,515

Nuveen Equity Long/Short Fund (continued)
Portfolio of Investments    November 30, 2019
(Unaudited)
Shares	Description (1)	Value
	Chemicals – 2.0%
64,000	Cabot Corp	$3,007,360
26,000	Celanese Corp	3,264,820
	Total Chemicals	6,272,180
	Commercial Services & Supplies – 1.2%
14,000	Cintas Corp	3,598,840
	Communications Equipment – 1.1%
81,000	EchoStar Corp, (2)	3,407,670
	Construction & Engineering – 1.1%
82,000	AECOM, (2)	3,553,060
	Construction Materials – 1.1%
38,000	Eagle Materials Inc	3,497,140
	Consumer Finance – 5.9%
115,000	Ally Financial Inc	3,661,600
40,500	Capital One Financial Corp	4,050,405
44,500	Discover Financial Services	3,776,715
372,000	SLM Corp	3,173,160
100,000	Synchrony Financial	3,741,000
	Total Consumer Finance	18,402,880
	Containers & Packaging – 1.0%
69,000	Berry Global Group Inc, (2)	3,221,610
	Diversified Consumer Services – 1.0%
69,000	frontdoor Inc, (2)	3,122,940
	Diversified Financial Services – 1.1%
58,000	Voya Financial Inc	3,380,240
	Diversified Telecommunication Services – 1.8%
148,000	AT&T Inc	5,532,240
	Electrical Equipment – 1.1%
42,000	Regal Beloit Corp	3,432,660
	Electronic Equipment, Instruments & Components – 0.9%
70,000	Jabil Inc	2,718,800
	Entertainment – 2.3%
37,000	Electronic Arts Inc, (2)	3,737,370
565,000	Zynga Inc., Class A, (2)	3,519,950
	Total Entertainment	7,257,320

Shares	Description (1)	Value
	Equity Real Estate Investment Trust – 1.2%
17,500	American Tower Corp	$3,745,525
	Food & Staples Retailing – 4.2%
20,500	Casey's General Stores Inc	3,562,285
15,000	Costco Wholesale Corp	4,497,150
41,000	Walmart Inc	4,882,690
	Total Food & Staples Retailing	12,942,125
	Food Products – 1.1%
74,000	Campbell Soup Co	3,446,180
	Health Care Equipment & Supplies – 0.6%
18,000	Hill-Rom Holdings Inc	1,929,780
	Health Care Providers & Services – 6.1%
6,500	Anthem Inc	1,876,290
7,700	Chemed Corp	3,311,154
24,500	HCA Inc	3,397,170
11,200	Humana Inc	3,821,776
23,500	McKesson Corp	3,399,040
11,000	UnitedHealth Group Inc	3,078,570
	Total Health Care Providers & Services	18,884,000
	Hotels, Restaurants & Leisure – 6.8%
81,000	Aramark	3,534,840
43,500	Dunkin' Brands Group Inc	3,329,925
36,000	Hilton Worldwide Holdings Inc	3,780,000
113,000	MGM Resorts International	3,610,350
65,000	Norwegian Cruise Line Holdings Ltd, (2)	3,486,600
72,000	Wyndham Destinations Inc	3,492,000
	Total Hotels, Restaurants & Leisure	21,233,715
	Household Durables – 2.1%
80,000	PulteGroup Inc	3,172,000
22,500	Whirlpool Corp	3,219,750
	Total Household Durables	6,391,750
	Independent Power & Renewable Electricity Producers – 1.1%
130,000	Vistra Energy Corp	3,448,900
	Industrial Conglomerates – 1.9%
22,000	Carlisle Cos Inc	3,431,560
14,000	Honeywell International Inc	2,499,700
	Total Industrial Conglomerates	5,931,260

Nuveen Equity Long/Short Fund (continued)
Portfolio of Investments    November 30, 2019
(Unaudited)
Shares	Description (1)	Value
	Insurance – 2.2%
26,000	Hanover Insurance Group Inc	$3,534,180
25,000	Primerica Inc	3,346,000
	Total Insurance	6,880,180
	Interactive Media & Services – 2.9%
2,350	Alphabet Inc., Class A, (2)	3,064,611
30,000	Facebook Inc., Class A, (2)	6,049,200
	Total Interactive Media & Services	9,113,811
	Internet & Direct Marketing Retail – 4.2%
1,625	Amazon.com Inc, (2)	2,926,300
2,025	Booking Holdings Inc, (2)	3,855,661
97,000	eBay Inc	3,445,440
27,000	Expedia Group Inc	2,744,820
	Total Internet & Direct Marketing Retail	12,972,221
	IT Services – 9.0%
48,000	Booz Allen Hamilton Holding Corp	3,492,480
30,000	Broadridge Financial Solutions Inc	3,711,300
15,500	CACI International Inc, (2)	3,709,460
12,500	FleetCor Technologies Inc, (2)	3,836,500
31,000	International Business Machines Corp	4,167,950
19,000	Mastercard Inc., Class A	5,552,370
19,000	Visa Inc., Class A	3,505,690
	Total IT Services	27,975,750
	Leisure Products – 1.1%
35,000	Polaris Inc	3,419,500
	Machinery – 5.6%
44,000	AGCO Corp	3,437,720
20,500	Cummins Inc	3,748,630
39,000	Oshkosh Corp	3,527,940
18,500	Parker-Hannifin Corp	3,677,615
61,000	Timken Co	3,207,990
	Total Machinery	17,599,895
	Media – 2.7%
113,000	Comcast Corp	4,988,950
44,000	Omnicom Group Inc	3,497,120
	Total Media	8,486,070
	Metals & Mining – 4.5%
150,000	Alcoa Corp, (2)	3,052,500
63,000	Nucor Corp	3,550,680

Shares	Description (1)	Value
	Metals & Mining (continued)
30,500	Reliance Steel & Aluminum Co	$3,598,390
110,000	Steel Dynamics Inc	3,710,300
	Total Metals & Mining	13,911,870
	Multiline Retail – 1.2%
31,000	Target Corp	3,875,310
	Oil, Gas & Consumable Fuels – 5.1%
64,000	ConocoPhillips	3,836,160
144,000	Devon Energy Corp	3,152,160
261,000	EQT Corp	2,278,530
59,500	Marathon Petroleum Corp	3,608,080
199,000	Parsley Energy Inc., Class A	2,981,020
	Total Oil, Gas & Consumable Fuels	15,855,950
	Pharmaceuticals – 4.2%
72,000	Bristol-Myers Squibb Co	4,099,680
24,000	Jazz Pharmaceuticals PLC, (2)	3,626,880
62,000	Merck & Co Inc	5,405,160
	Total Pharmaceuticals	13,131,720
	Real Estate Management & Development – 2.4%
66,000	CBRE Group Inc., Class A, (2)	3,763,320
22,000	Jones Lang LaSalle Inc	3,659,260
	Total Real Estate Management & Development	7,422,580
	Road & Rail – 2.1%
21,500	Kansas City Southern	3,277,030
30,500	Landstar System Inc	3,398,005
	Total Road & Rail	6,675,035
	Semiconductors & Semiconductor Equipment – 2.5%
167,000	ON Semiconductor Corp, (2)	3,585,490
48,500	QUALCOMM Inc	4,052,175
	Total Semiconductors & Semiconductor Equipment	7,637,665
	Software – 10.3%
53,000	Cadence Design Systems Inc, (2)	3,723,250
32,000	Citrix Systems Inc	3,609,920
8,000	Fair Isaac Corp, (2)	2,942,000
34,500	Fortinet Inc, (2)	3,626,295
8,000	Intuit Inc	2,071,120
80,500	Microsoft Corp	12,186,090
73,000	Oracle Corp., Class A	4,098,220
	Total Software	32,256,895

Nuveen Equity Long/Short Fund (continued)
Portfolio of Investments    November 30, 2019
(Unaudited)
Shares	Description (1)	Value
	Specialty Retail – 2.2%
66,000	AutoNation Inc, (2)	$3,371,940
45,000	Best Buy Co Inc	3,628,800
	Total Specialty Retail	7,000,740
	Technology Hardware, Storage & Peripherals – 7.3%
48,000	Apple Inc	12,828,000
64,000	Dell Technologies Inc., Class C, (2)	3,103,360
104,000	NCR Corp, (2)	3,414,320
91,000	Xerox Holdings Corp	3,542,630
	Total Technology Hardware, Storage & Peripherals	22,888,310
	Thrifts & Mortgage Finance – 1.1%
232,000	MGIC Investment Corp	3,343,120
	Total Long-Term Investments (cost $386,971,976)	437,320,272

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 23.4%
	REPURCHASE AGREEMENTS – 23.4%
$72,958	Repurchase Agreement with Fixed Income Clearing Corporation, dated 11/29/19, repurchase price $72,962,081, collateralized by $73,705,000 U.S. Treasury Notes, 1.750%, due 7/15/22, value $74,420,160	0.650%	12/02/19	$72,958,129
	Total Short-Term Investments (cost $72,958,129)			72,958,129
	Total Investments (cost $459,930,105) – 163.5%			510,278,401

Shares	Description (1)	Value
	COMMON STOCKS SOLD SHORT – (66.9)% (3)
	Aerospace & Defense – (0.3)%
(2,700)	Boeing Co	$(988,686)
	Air Freight & Logistics – (0.7)%
(14,300)	FedEx Corp	(2,288,715)
	Automobiles – (0.6)%
(5,500)	Tesla Inc, (2)	(1,814,670)
	Banks – (0.7)%
(23,500)	Cullen/Frost Bankers Inc	(2,198,660)
	Biotechnology – (2.3)%
(28,000)	BioMarin Pharmaceutical Inc, (2)	(2,259,880)
(27,500)	Bluebird Bio Inc, (2)	(2,225,850)
(22,500)	Sarepta Therapeutics Inc, (2)	(2,531,025)
	Total Biotechnology	(7,016,755)

Shares	Description (1)	Value
	Capital Markets – (0.7)%
(138,000)	Virtu Financial Inc., Class A	$(2,290,800)
	Chemicals – (1.5)%
(34,000)	Albemarle Corp	(2,222,920)
(17,000)	International Flavors & Fragrances Inc	(2,400,910)
	Total Chemicals	(4,623,830)
	Commercial Services & Supplies – (1.4)%
(62,500)	Rollins Inc	(2,240,625)
(36,000)	Stericycle Inc, (2)	(2,261,520)
	Total Commercial Services & Supplies	(4,502,145)
	Electric Utilities – (0.8)%
(34,000)	Edison International	(2,349,400)
	Electronic Equipment, Instruments & Components – (1.4)%
(77,000)	Corning Inc	(2,236,080)
(15,500)	IPG Photonics Corp, (2)	(2,202,395)
	Total Electronic Equipment, Instruments & Components	(4,438,475)
	Energy Equipment & Services – (1.2)%
(94,000)	Halliburton Co	(1,973,060)
(83,000)	National Oilwell Varco Inc	(1,871,650)
	Total Energy Equipment & Services	(3,844,710)
	Entertainment – (4.3)%
(45,000)	Liberty Media Corp-Liberty Formula One, (2)	(2,029,050)
(8,000)	Madison Square Garden Co, (2)	(2,254,240)
(4,500)	Netflix Inc, (2)	(1,415,970)
(14,500)	Roku Inc, (2)	(2,325,365)
(16,000)	Spotify Technology SA, (2)	(2,280,800)
(5,500)	Walt Disney Co	(833,690)
(37,000)	World Wrestling Entertainment Inc	(2,294,740)
	Total Entertainment	(13,433,855)
	Food & Staples Retailing – (0.8)%
(72,000)	Grocery Outlet Holding Corp, (2)	(2,385,360)

Nuveen Equity Long/Short Fund (continued)
Portfolio of Investments    November 30, 2019
(Unaudited)
Shares	Description (1)	Value
	Food Products – (5.1)%
(56,000)	Archer-Daniels-Midland Co	$(2,404,080)
(28,500)	Beyond Meat Inc, (2)	(2,364,360)
(74,000)	Hain Celestial Group Inc, (2)	(1,829,280)
(55,000)	Hormel Foods Corp	(2,449,150)
(29,000)	Lamb Weston Holdings Inc	(2,435,420)
(22,000)	Post Holdings Inc, (2)	(2,323,200)
(46,000)	TreeHouse Foods Inc, (2)	(2,248,940)
	Total Food Products	(16,054,430)
	Health Care Equipment & Supplies – (4.3)%
(12,000)	ABIOMED Inc, (2)	(2,354,160)
(32,000)	Cantel Medical Corp	(2,460,800)
(12,500)	ICU Medical Inc, (2)	(2,343,500)
(2,500)	Intuitive Surgical Inc, (2)	(1,482,250)
(14,000)	Penumbra Inc, (2)	(2,476,880)
(17,000)	Varian Medical Systems Inc, (2)	(2,273,410)
	Total Health Care Equipment & Supplies	(13,391,000)
	Health Care Providers & Services – (2.3)%
(75,500)	Acadia Healthcare Co Inc, (2)	(2,428,080)
(162,000)	Covetrus Inc, (2)	(2,318,220)
(30,500)	Guardant Health Inc, (2)	(2,368,935)
	Total Health Care Providers & Services	(7,115,235)
	Health Care Technology – (0.8)%
(176,000)	Change Healthcare Inc, (2)	(2,354,880)
	Hotels, Restaurants & Leisure – (1.4)%
(54,000)	Carnival Corp	(2,434,320)
(6,500)	Domino's Pizza Inc	(1,912,950)
	Total Hotels, Restaurants & Leisure	(4,347,270)
	Household Products – (1.3)%
(15,500)	Clorox Co	(2,297,565)
(37,000)	Energizer Holdings Inc	(1,845,930)
	Total Household Products	(4,143,495)
	Industrial Conglomerates – (0.7)%
(202,000)	General Electric Co	(2,276,540)
	Interactive Media & Services – (0.7)%
(52,000)	Zillow Group Inc., Class C, (2)	(2,035,800)

Shares	Description (1)	Value
	Internet & Direct Marketing Retail – (1.5)%
(54,000)	Grubhub Inc, (2)	$(2,328,480)
(27,000)	Wayfair Inc., Class A, (2)	(2,292,840)
	Total Internet & Direct Marketing Retail	(4,621,320)
	IT Services – (2.8)%
(31,000)	GoDaddy Inc, (2)	(2,057,780)
(15,000)	MongoDB Inc, (2)	(2,230,500)
(33,000)	Square Inc., Class A, (2)	(2,280,960)
(21,000)	Twilio Inc., Class A, (2)	(2,168,880)
	Total IT Services	(8,738,120)
	Leisure Products – (0.7)%
(189,000)	Mattel Inc, (2)	(2,211,300)
	Machinery – (1.4)%
(105,000)	Trinity Industries Inc	(2,209,200)
(29,000)	Westinghouse Air Brake Technologies Corp	(2,278,530)
	Total Machinery	(4,487,730)
	Marine – (0.7)%
(26,000)	Kirby Corp, (2)	(2,193,620)
	Media – (0.7)%
(56,000)	ViacomCBS Inc., Class B	(2,261,280)
	Mortgage Real Estate Investment Trust – (0.6)%
(192,000)	Annaly Capital Management Inc	(1,791,360)
	Multiline Retail – (0.7)%
(34,500)	Ollie's Bargain Outlet Holdings Inc, (2)	(2,256,300)
	Multi-Utilities – (1.4)%
(27,000)	Dominion Energy Inc	(2,243,970)
(85,000)	NiSource Inc	(2,248,250)
	Total Multi-Utilities	(4,492,220)
	Oil, Gas & Consumable Fuels – (1.2)%
(30,000)	Hess Corp	(1,862,700)
(48,000)	Targa Resources Corp	(1,753,440)
	Total Oil, Gas & Consumable Fuels	(3,616,140)
	Pharmaceuticals – (0.8)%
(86,000)	Elanco Animal Health Inc, (2)	(2,383,060)
	Professional Services – (0.7)%
(15,000)	Equifax Inc	(2,094,600)

Nuveen Equity Long/Short Fund (continued)
Portfolio of Investments    November 30, 2019
(Unaudited)
Shares	Description (1)	Value
	Road & Rail – (2.9)%
(19,000)	JB Hunt Transport Services Inc	$(2,196,780)
(48,000)	Lyft Inc., Class A, (2)	(2,351,040)
(43,500)	Ryder System Inc	(2,283,315)
(74,000)	Uber Technologies Inc, (2)	(2,190,400)
	Total Road & Rail	(9,021,535)
	Semiconductors & Semiconductor Equipment – (2.1)%
(50,000)	Cree Inc, (2)	(2,210,500)
(37,000)	First Solar Inc, (2)	(2,043,880)
(13,500)	Monolithic Power Systems Inc	(2,169,180)
	Total Semiconductors & Semiconductor Equipment	(6,423,560)
	Software – (10.0)%
(101,000)	2U Inc, (2)	(2,518,940)
(29,000)	Elastic NV, (2)	(2,302,890)
(135,000)	FireEye Inc, (2)	(2,262,600)
(15,500)	Guidewire Software Inc, (2)	(1,888,365)
(15,500)	HubSpot Inc, (2)	(2,340,500)
(34,000)	New Relic Inc, (2)	(2,312,680)
(64,000)	Nutanix Inc., Class A, (2)	(2,390,400)
(58,000)	PagerDuty Inc, (2)	(1,510,900)
(134,000)	Pluralsight Inc., Class A, (2)	(2,276,660)
(31,000)	PTC Inc, (2)	(2,374,600)
(13,000)	Splunk Inc, (2)	(1,939,860)
(13,500)	Workday Inc., Class A, (2)	(2,418,120)
(31,000)	Zendesk Inc, (2)	(2,449,000)
(43,000)	Zscaler Inc, (2)	(2,241,590)
	Total Software	(31,227,105)
	Specialty Retail – (2.9)%
(14,000)	Advance Auto Parts Inc	(2,199,120)
(18,000)	Five Below Inc, (2)	(2,226,780)
(50,000)	Floor & Decor Holdings Inc, (2)	(2,400,500)
(9,500)	Ulta Beauty Inc, (2)	(2,221,670)
	Total Specialty Retail	(9,048,070)
	Technology Hardware, Storage & Peripherals – (0.6)%
(119,000)	Pure Storage Inc., Class A, (2)	(1,912,330)
	Trading Companies & Distributors – (1.3)%
(40,000)	Air Lease Corp	(1,857,200)
(63,000)	Fastenal Co	(2,237,760)
	Total Trading Companies & Distributors	(4,094,960)

Shares	Description (1)	Value
	Water Utilities – (0.6)%
(43,000)	Aqua America Inc	$(1,903,610)
	Total Common Stocks Sold Short (proceeds $215,617,542)	(208,672,931)
	Other Assets Less Liabilities – 3.4%	10,499,093
	Net Assets – 100%	$312,104,563
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$437,320,272	$ —	$ —	$437,320,272
Short-Term Investments:
Repurchase Agreements	—	72,958,129	—	72,958,129
Common Stocks Sold Short	(208,672,931)	—	—	(208,672,931)
Total	$228,647,341	$72,958,129	$ —	$301,605,470

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	The Fund may pledge up to 100% of its eligible long-term investments in the Portfolio of Investments as collateral for Common Stocks Sold Short. As of the end of the reporting period, long-term investments with a value of $291,328,226 have been pledged as collateral for Common Stocks Sold Short.